Loans and Borrowings - Additional Information (Detail) - USD ($) $ in Thousands												12 Months Ended
	Mar. 14, 2022	Sep. 14, 2021	Mar. 15, 2021	Sep. 14, 2020	Mar. 16, 2020	Sep. 16, 2019	Mar. 14, 2019	Sep. 17, 2018	Mar. 14, 2018	Sep. 14, 2017	Mar. 01, 2017	Mar. 31, 2022	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Line of credit												$ 96,149
Line of credit [member] | UK [member]
Disclosure of detailed information about borrowings [line items]
Line of credit												12,980
Line of credit [member] | South Africa [member]
Disclosure of detailed information about borrowings [line items]
Line of credit												2,054
Line of credit [member] | North America [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit												10,000
Line of credit [member] | WNS Global Services Private Limited [member]
Disclosure of detailed information about borrowings [line items]
Line of credit												$ 71,115
Long term loan to finance acquisition of health help [member]
Disclosure of detailed information about borrowings [line items]
Term loan facility tenure											5 years
Term loan facility amount													$ 84,000
Interest rate basis											3M USD Libor	3M USD LIBOR
Adjustment to interest rate basis												0.95%	0.95%
Repayment of installment	$ 8,400	$ 8,400	$ 8,400	$ 8,400	$ 8,400	$ 8,400	$ 8,400	$ 8,400	$ 8,400	$ 8,400
Long term loan to finance acquisition of health help [member] | Fixed interest rate [member] | Interest rate swap [member]
Disclosure of detailed information about borrowings [line items]
Fixed rate													1.9635%